File No. 333-00805






               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004


                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


      THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 141
                      (Exact Name of Trust)


                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)


                      1001 Warrenville Road
                     Lisle, Illinois  60532


  (Complete address of Depositor's principal executive offices)



          NIKE SECURITIES L.P.     CHAPMAN AND CUTLER
          Attn:  James A. Bowen    Attn:  Eric F. Fess
          1001 Warrenville Road    111 West Monroe Street
          Lisle, Illinois  60532   Chicago, Illinois  60603


        (Name and complete address of agents for service)



             CONTENTS OF POST-EFFECTIVE AMENDMENT
                 OF REGISTRATION STATEMENT

This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                        The facing sheet

                        The purpose of the Amendment

                        The signatures




                 THE PURPOSE OF THE AMENDMENT

   The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust Special Situations Trust, Series 29 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.

                             S-1

                        SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust, Series 141, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on June 30, 1997.

                     THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 141
                                                         (Registrant)
                                  By   NIKE SECURITIES L.P.
                                                         (Depositor)


                                  By   Carlos E. Nardo
                                       Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

                              Signature Title*    Date

Robert D. Van Kampen     Sole Director of    )
                         Nike Securities     )
                         Corporation, the    )
                         General Partner     ) June 30, 1997
                    of Nike Securities L.P.  )
                                             )
                                             )
                                             )Carlos E. Nardo
                                             )Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., the Depositor.

**   An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with Amendment No. 1 to Form S-6 of The First Trust Special Situations Trust, Series 18 (File No. 33-42683) and the same is hereby incorporated herein by this reference.

                               S-2

                CONSENT OF INDEPENDENT AUDITORS

    We consent to the reference to our firm under the caption
"Experts" and to the use of our report dated May 30, 1997 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust of Insured Municipal Bonds dated June 24, 1997.



                                     ERNST & YOUNG LLP




Chicago, Illinois
June 23, 1997